Employee Benefit Plans (Details) - Schedule of projected plan assets	10 Months Ended
Dec. 31, 2021 USD ($)
Schedule of projected plan assets [Abstract]
Beginning fair value of plan assets
Actual return on plan assets	5,835
Contributions by the Company	73,448
Contributions by plan participants	64,954
Transfers in	$ 931,257
Foreign currency exchange rates changes	7,520
Ending fair value of plan assets	$ 1,083,014